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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               --------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 ----------------------------------------
   Address:      30 Rowes Wharf, 4th Floor
                 -------------------------------
                 Boston, MA 02110-3328
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathleen Eckert
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-772-8515
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Kathleen Eckert                   Boston, MA            5/13/05
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                        --------------------

Form 13F Information Table Entry Total:        63
                                        --------------------

Form 13F Information Table Value Total:        387,125
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                                    FORM 13F

Name of Reporting Manager:  HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC
Page 1 of 1
                                                                                       Column 6
Column 1                 Column 2    Column 3  Column 4           Column 5      Investment Discretion            Column 7
Name of Issuer           Title of       CUSIP    Value  Shares or          PUT/          (b)Shared-                Other
                          Class                (x$1000)  Prn Amt   SH/PRN  CALL (a)Sole  As Defined   (c)Shared-  Mangers
                                                                                         in Instr. V    Other
Abgenix, Inc.             Common    00339B107    4,200    600,000    SH           Sole                                NA
ACADIA Pharmaceuticals,
 Inc.                     Common    004225108    5,857    848,868    SH           Sole                                NA
Adolor Corporation        Common    00724X102    6,561    660,100    SH           Sole                                NA
Amgen, Inc.               Common    031162100    5,520     94,836    SH           Sole                                NA
Amylin Pharmaceuticals,
 Inc.                     Common    032346108    3,498    200,000    SH           Sole                                NA
Ariad Pharmaceuticals,
 Inc.                     Common    04033A100    5,359    957,000    SH           Sole                                NA
Barr Pharmaceuticals,
 Inc.                     Common    068306109    6,089    124,700    SH           Sole                                NA
Barrier Therapeutics,
 Inc.                     Common    06852R108    3,795    245,000    SH           Sole                                NA
Celgene Corporation       Common    151020104    2,687     78,900    SH           Sole                                NA
Chiron Corporation        Common    170040109    5,035    143,600    SH           Sole                                NA
Connetics Corporation     Common    208192104   12,493    494,000    SH           Sole                                NA
Conor MedSystems, Inc.  Restricted  208264101   21,711  1,567,999    SH           Sole                                NA
Cubist Pharmaceuticals,
 Inc.                     Common    229678107   17,096  1,609,839    SH           Sole                                NA
Cytokinetics, Inc.        Common    23282W100    4,103    625,429    SH           Sole                                NA
deCODE Genetics, Inc.     Common    243586104    4,751    833,500    SH           Sole                                NA
DepoMed, Inc.             Common    249908104    4,925  1,249,888    SH           Sole                                NA
DOV Pharmaceutical,
 Inc.                     Common    259858108    5,472    400,000    SH           Sole                                NA
Dyax Corporation          Common    26746E103    2,487    772,265    SH           Sole                                NA
Eclipsys Corporation      Common    278856109    3,793    245,000    SH           Sole                                NA
Emageon, Inc.             Common    29076V109    3,314    184,500    SH           Sole                                NA
Endo Pharmaceuticals
 Holdings                 Common    29264F205    5,638    250,000    SH           Sole                                NA
Epix Pharmaceuticals,
 Inc.                     Common    26881Q101    1,896    270,900    SH           Sole                                NA
Exelixis, Inc.            Common    30161Q104   10,417  1,536,400    SH           Sole                                NA
Genentech, Inc.           Common    368710406    3,793     67,000    SH           Sole                                NA
Genzyme Corporation       Common    372917104   14,768    258,000    SH           Sole                                NA
Gilead Sciences, Inc.     Common    375558103   16,128    450,500    SH           Sole                                NA
HCA, Inc.                 Common    404119109    3,714     70,000    SH           Sole                                NA
IDEXX Laboratories,
 Inc.                     Common    45168D104   14,190    262,000    SH           Sole                                NA
Imclone Systems, Inc.     Common    45245W109    6,797    197,000    SH           Sole                                NA
Impax Laboratories,
 Inc.                     Common    45256B101   10,165    635,306    SH           Sole                                NA
IVAX Corporation          Common    465823102   10,488    530,500    SH           Sole                                NA
Kosan Biosciences,
 Inc.                     Common    50064W107    3,892    949,300    SH           Sole                                NA
Lexicon Genetics, Inc.    Common    528872104    2,010    393,300    SH           Sole                                NA
MedImmune, Inc.           Common    584699102   12,524    526,000    SH           Sole                                NA
Millennium
 Pharmaceuticals, Inc.    Common    599902103    3,536    420,000    SH           Sole                                NA
Momenta
 Pharmaceuticals,  Inc.   Common   608877T100    7,030    830,000    SH           Sole                                NA
Myogen, Inc.              Common    62856E104    6,046    766,280    SH           Sole                                NA
Neurogen Corporation      Common    64124E106    2,278    321,800    SH           Sole                                NA
NPS Pharmaceuticals,
 Inc.                     Common    62936P103    6,373    505,000    SH           Sole                                NA
Nuvelo, Inc.              Common    67072M301    4,856    747,000    SH           Sole                                NA
Orthovita, Inc.           Common    68750U102    6,044  1,777,500    SH           Sole                                NA
OSI Pharmaceuticals,
 Inc.                     Common    671040103    4,134    100,000    SH           Sole                                NA
Par Pharmaceutical
 Companies, Inc.          Common    69888P106    7,290    218,000    SH           Sole                                NA
Penwest Pharmaceuticals
 Co.                      Common    709754105    6,095    493,100    SH           Sole                                NA
Pfizer, Inc.              Common    717081103    8,932    340,000    SH           Sole                                NA
Pharmion Corporation      Common    71715B409    4,350    150,000    SH           Sole                                NA
Pozen, Inc.               Common    73941U102    1,317    252,800    SH           Sole                                NA
Protein Design Labs,
 Inc.                     Common    74369L103    6,636    415,000    SH           Sole                                NA
Renovis, Inc.             Common    759885106    1,967    243,800    SH           Sole                                NA
Rigel Pharmaceuticals,
 Inc.                     Common    766559603    1,708    106,500    SH           Sole                                NA
Sangamo Biosciences,
 Inc.                     Common    800677106      930    232,600    SH           Sole                                NA
Seattle Genetics, Inc.    Common    812578102    5,119    995,900    SH           Sole                                NA
Senomyx, Inc.           Restricted  81724Q107    5,420    455,071    SH           Sole                                NA
Sirna Therapeutics,
 Inc.                   Restricted  829669100    1,977    676,924    SH           Sole                                NA
Telik, Inc.               Common    87959M109    5,487    363,833    SH           Sole                                NA
Tenet Healthcare
 Corporation              Common    88033G100    3,473    300,000    SH           Sole                                NA
Tercica, Inc.             Common    88078L105    4,257    557,940    SH           Sole                                NA
Teva Pharmaceutical
 Industries, Ltd. ADR     Common    881624209   10,168    328,000    SH           Sole                                NA
The Medicines Company     Common    584688105    3,395    150,000    SH           Sole                                NA
Theravance, Inc.          Common    88338T104    4,380    240,000    SH           Sole                                NA
Vivus, Inc.               Common    928551100    2,324    777,100    SH           Sole                                NA
VNUS Medical
 Technologies, Inc.       Common    928566108   10,027    911,458    SH           Sole                                NA
WebMD Corporation         Common    94769M105    6,413    754,500    SH           Sole                                NA

COLUMN TOTALS                                 $387,125


                                    (SEC USE ONLY)
                                 Column 8
Column 1                 Voting Authority (Shares)
Name of Issuer
                         (a)Sole (b)Shared (c)None

Abgenix, Inc.               Sole
ACADIA Pharmaceuticals,
 Inc.                       Sole
Adolor Corporation          Sole
Amgen, Inc.                 Sole
Amylin Pharmaceuticals,
 Inc.                       Sole
Ariad Pharmaceuticals,
 Inc.                       Sole
Barr Pharmaceuticals,
 Inc.                       Sole
Barrier Therapeutics,
 Inc.                       Sole
Celgene Corporation         Sole
Chiron Corporation          Sole
Connetics Corporation       Sole
Conor MedSystems, Inc.      Sole
Cubist Pharmaceuticals,
 Inc.                       Sole
Cytokinetics, Inc.          Sole
deCODE Genetics, Inc.       Sole
DepoMed, Inc.               Sole
DOV Pharmaceutical,
 Inc.                       Sole
Dyax Corporation            Sole
Eclipsys Corporation        Sole
Emageon, Inc.               Sole
Endo Pharmaceuticals
 Holdings                   Sole
Epix Pharmaceuticals,
 Inc.                       Sole
Exelixis, Inc.              Sole
Genentech, Inc.             Sole
Genzyme Corporation         Sole
Gilead Sciences, Inc.       Sole
HCA, Inc.                   Sole
IDEXX Laboratories,
 Inc.                       Sole
Imclone Systems, Inc.       Sole
Impax Laboratories,
 Inc.                       Sole
IVAX Corporation            Sole
Kosan Biosciences,
 Inc.                       Sole
Lexicon Genetics, Inc.      Sole
MedImmune, Inc.             Sole
Millennium
 Pharmaceuticals, Inc.      Sole
Momenta
 Pharmaceuticals,  Inc.     Sole
Myogen, Inc.                Sole
Neurogen Corporation        Sole
NPS Pharmaceuticals,
 Inc.                       Sole
Nuvelo, Inc.                Sole
Orthovita, Inc.             Sole
OSI Pharmaceuticals,
 Inc.                       Sole
Par Pharmaceutical
 Companies, Inc.            Sole
Penwest Pharmaceuticals
 Co.                        Sole
Pfizer, Inc.                Sole
Pharmion Corporation        Sole
Pozen, Inc.                 Sole
Protein Design Labs,
 Inc.                       Sole
Renovis, Inc.               Sole
Rigel Pharmaceuticals,
 Inc.                       Sole
Sangamo Biosciences,
 Inc.                       Sole
Seattle Genetics, Inc.      Sole
Senomyx, Inc.               Sole
Sirna Therapeutics,
 Inc.                       Sole
Telik, Inc.                 Sole
Tenet Healthcare
 Corporation                Sole
Tercica, Inc.               Sole
Teva Pharmaceutical
 Industries, Ltd. ADR       Sole
The Medicines Company       Sole
Theravance, Inc.            Sole
Vivus, Inc.                 Sole
VNUS Medical
 Technologies, Inc.         Sole
WebMD Corporation           Sole

COLUMN TOTALS